Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)		9 Months Ended		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
A. Cash flows from operating activities
Net loss		$ (26,757,978)	$ (32,173,920)	$ (62,032,076)	$ (31,045,152)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		754,660	604,661	740,422	3,189,567
Stock-based compensation		1,883,733	3,132,467	3,610,097	3,879,618
Gain on troubled debt restructuring					(7,632,463)
Interest on convertible notes			126,575
Interest income		(824)	(22,787)
Change in fair value of preferred stock warrant		5,284,494	840,490	(420,245)	455,265
Change in fair value of convertible promissory note		(3,448,846)	308,832	944,727
Change in fair value of Senior subordinated convertible promissory note		(6,990,870)		9,312,177
Change in fair value of derivative financial instrument		3,465,293		14,373,856
Change in fair value of unsecured convertible note		1,732,589
Discount on issue of unsecured convertible note		632,595
Note issue expenses		1,564,210		961,628
Gain on termination /modification of finance leases				(130,719)	(369,583)
Loss on sale and disposal of assets, net		85,806		311,375	(661,394)
Loss/(gain) on sale and disposal of assets held for sale, net		176,541	(1,391,876)	(1,644,650)	(137,549)
Assets Written off		39,650
Liabilities written off		(385)
Net gains (losses) on foreign currency remeasurements		4,052	7,483	7,820	7,808
Amortization of operating lease right-of-use assets		45,701	43,234	54,930	(18,921)
Adjustments to reconcile net loss to net cash used in operating activities		(21,529,579)	(28,524,841)	(33,910,658)	(32,332,805)
Changes in operating assets and liabilities:
(Increase) in Trade receivables		(43,795)	(68,023)	(88,986)	(151,376)
(Increase)/ Decrease in Receivable from government authorities		(116,133)	573,207	84,059	1,583,822
Decrease in Prepaid expenses		682,785
(Increase)/Decrease in Other current assets		86,909	90,030	(550,098)	64,649
Increase/ (decrease) in Accounts payables		11,838,986	973,035	707,572	(1,405,292)
Increase/ (Decrease) in Other current liabilities		482,139	(3,398,507)	(3,063,954)	897,898
Increase in Pension and other employee obligations		29,617	53,859	72,689	74,852
Increase/(decrease) in Contract liabilities		26,927	908,610	479,859	(386,796)
Net cash used in operating activities (A)		(8,542,144)	(29,392,631)	(36,269,517)	(31,655,048)
B. Cash flows from investing activities
Purchase of property, plant and equipment, including intangible assets and capital advances		(61,296)	(804,270)	(88,629)	(2,648,287)
Payment towards investments in fixed deposits		(130,132)	(43,906)	(102,140)	(23,717,576)
Proceeds from sale of property, plant and equipment				7,160	2,657,297
Proceeds from sale of asset held for sale		61,344	4,754,914	4,035,418	2,578,002
Proceeds from maturity of investments in fixed deposits		67,250	14,208	52,322	23,721,794
Interest received on fixed deposits		824	14,150
Net cash flows (used)/generated from investing activities (B)		(62,010)	3,935,096	3,904,131	2,591,230
C. Cash flows from financing activities
Proceeds from issue of Senior subordinated Convertible Promissory Note		13,175,025		8,109,954
Proceeds from issue of preference shares including share warrants					48,407,519
Proceeds from issue of equity					42,268
Proceeds from issue of Convertible Promissory Note			10,000,000	10,000,000
Payment of offering costs		(4,804,482)
Proceeds from Merger		5,770,630
Payment of notes issuance cost		(1,564,210)		(961,628)
Repayment of debt		(1,026,291)	(5,871,152)	(5,942,961)	(18,217,162)
Principal payment of finance lease obligation		(346,248)	(928,663)	(1,618,551)	(3,399,696)
Net cash generated from financing activities (C)		11,204,424	3,200,185	9,586,814	26,832,929
Net increase / (decrease) in cash and cash equivalents (A+B+C)		2,600,270	(22,257,350)	(22,778,572)	(2,230,889)
Effect of foreign exchange on cash and cash equivalents.		(168,160)	(177,091)	(318,478)	(47,367)
Cash and cash equivalents
Beginning of period		3,684,883	26,783,791	26,783,791	29,062,047
End of period		6,116,993	4,349,350	3,684,883	26,783,791
Reconciliation of cash and cash equivalents to the Condensed Consolidated Balance Sheet
Cash and cash equivalents		6,116,993	4,349,350	3,686,741	26,783,791
Total cash and cash equivalents		6,116,993	4,349,350	3,686,741	26,783,791
Supplemental disclosures of cash flow information
Cash paid/ (refund) for income taxes		(57,337)	8,765	(100,845)	41,946
Interest paid on debt		(326,482)	(595,205)	(690,575)	(3,992,918)
Non cash element of finance lease liabilities				446,939	(581,843)
Issue of unsecured convertible promissory note		8,434,605
Issue of common stock to vendors against services		19,052,000
Issue of common stock upon conversion of SSCPN		27,147,577
Issue of common stock upon conversion of convertible promissory notes		3,953,749
Payments for offering costs		4,804,482
Warrants issued on completion of Merger		$ 7,538,708
Previously Reported
A. Cash flows from operating activities
Net loss				(62,032,076)	(31,045,153)
Cash and cash equivalents
End of period	[1]			$ 3,686,741	$ (26,783,791)

[1]	The cash and cash equivalents includes a balance of $13,426 as on March 31, 2023 with Silicon Valley Bank. The Company is safeguarded under Federal insurance up to an amount of $250,000. Accordingly, the entire balance is recoverable and no provision has been created for the same.